Disclosure of financial instruments and management of financial risks - Financial Liabilities, Commitments According (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual commitments	€ (97,151)
Convertible loans (Note 12)		€ (83,940)
Lease liabilities (Note 4.2)	(30,087)	(16,995)
Other liabilities (Note 11)	(61,199)	(12,544)
Trade and other payables (Note 10)	(21,685)	(6,475)
EIB loan	(25,875)
Total	(235,997)	(119,954)
less than 3 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities (Note 4.2)	(728)	(732)
Other liabilities (Note 11)	(52,637)
Trade and other payables (Note 10)	(21,004)	(5,938)
Total	(74,368)	(6,670)
3 to 12 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual commitments	(97,151)
Lease liabilities (Note 4.2)	(2,233)	(1,985)
Other liabilities (Note 11)		(12,015)
Trade and other payables (Note 10)	(682)	(537)
Total	(100,066)	(14,537)
1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Convertible loans (Note 12)		(83,940)
Lease liabilities (Note 4.2)	(15,805)	(9,192)
Other liabilities (Note 11)	(8,423)	(362)
Total	(24,228)	(93,494)
> 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities (Note 4.2)	(11,322)	(5,086)
Other liabilities (Note 11)	(138)	(167)
EIB loan	(25,875)
Total	€ (37,335)	€ (5,253)